Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2011
Payables and Accrued Expenses
14.	PAYABLES AND ACCRUED EXPENSES

Payables and accrued expenses consist of the following:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Payroll and welfare payables	53,966,217	54,073,187	8,591,364
Business tax, related surcharges and other taxes	35,985,994	43,899,929	6,974,996
Other payables
- Property and equipment and intangible assets	2,488,295	7,653,313	1,215,989
- stock option (1)	4,675,495	11,753,633	1,867,464
Accrued expenses	27,384,398	51,905,425	8,246,941
Customer deposit	8,000,000	—	—
Professional fee accruals	7,627,340	—	—
Others	4,308,283	2,325,398	369,470

Total	144,436,022	171,610,885	27,266,224

(1)	Starting from 2008, the Company used a broker to facilitate the cashless exercise of share options by employees which results in the Group receiving stock options proceeds from the broker and a related pass through proceeds amount due to employees, which is recorded within other payables.